PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173
713.626.1919 www.invesco.com

March 4, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Investment Funds (Invesco Investment Funds)

CIK #0000826644

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Investment Funds (Invesco Investment Funds) (the “Fund”) that the Prospectuses and Statements of Additional Information relating to Class A, Class C, Class R, Investor Class, Class R5, Class R6 and Class Y, as applicable, of Invesco All Cap Market Neutral Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Developing Markets Fund, Invesco Emerging Markets Select Equity Fund, Invesco Endeavor Fund, Invesco Global Market Neutral Fund, Invesco Global Targeted Returns Fund, Invesco Greater China Fund, Invesco Health Care Fund, Invesco Long/Short Equity Fund, Invesco Low Volatility Emerging Markets Fund, Invesco Macro Allocation Strategy Fund, Invesco Pacific Growth Fund, Invesco Select Companies Fund, Invesco U.S. Managed Volatility Fund, Invesco World Bond Factor Fund, Invesco Oppenheimer Emerging Markets Local Debt Fund, Invesco Oppenheimer Fundamental Alternatives Fund, Invesco Oppenheimer Global Allocation Fund and Invesco Oppenheimer Total Return Bond Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 187 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 187 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on February 27, 2020.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (212) 323-0310 or Taylor.Edwards@invesco.com.

Very truly yours,

/s/ Taylor V. Edwards

Taylor V. Edwards

Associate General Counsel